Long-Term Debt and Other Financial Liabilities, Evahline Sale and Leaseback (Details) - Evahline Sale and Leaseback [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Installment	Mar. 29, 2023 USD ($)
Sale and Leaseback Transaction [Abstract]
Financing amount		$ 19,000
Number of consecutive payment installments | Installment	72
Installment payment	$ 264
Principal repayment term	6 years
Minimum value maintenance ratio to be maintained	1.20
SOFR [Member]
Sale and Leaseback Transaction [Abstract]
Term of variable rate	3 months
Margin on variable rate	2.80%